Convertible Notes (Details Narrative) (10K) - USD ($)																																																3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 12, 2018	Jul. 24, 2018	Jun. 30, 2018	Jun. 26, 2018	Jun. 14, 2018	May 31, 2018	May 18, 2018	May 15, 2018	Apr. 13, 2018	Mar. 23, 2018	Mar. 12, 2018	Mar. 05, 2018	Feb. 27, 2018	Jan. 29, 2018	Jan. 25, 2018	Jan. 22, 2018	Jan. 02, 2018	Jan. 02, 2018	Dec. 29, 2017	Dec. 29, 2017	Dec. 06, 2017	Nov. 03, 2017	Sep. 21, 2017	Sep. 14, 2017	Aug. 10, 2017	Aug. 09, 2017	Jul. 24, 2017	Jul. 05, 2017	Jun. 03, 2017	May 26, 2017	May 04, 2017	Apr. 11, 2017	Apr. 11, 2017	Mar. 02, 2017	Feb. 16, 2017	Jan. 27, 2017	Dec. 21, 2016	Dec. 12, 2016	Nov. 18, 2016	Nov. 18, 2016	Oct. 31, 2016	Sep. 13, 2016	Jun. 30, 2016	Oct. 28, 2015	Oct. 15, 2015	Oct. 14, 2015	Jul. 14, 2015	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Nov. 07, 2018	Dec. 02, 2016	May 19, 2015
Promissory notes redemption																																																							$ 20,000
Debt conversion of converted amount																																		$ 50,000														$ 583,331	$ 1,095,100	$ 1,413,317
Debt conversion of converted shares																																		16,667														70,336,685	63,842,216	129,142,548
Convertible debenture			$ 429,000																																													$ 9,000				$ 9,000		429,000
Derivative liability of convertible debenture			371,532																																								$ 1,050,182					11,097				11,097		371,532	881,172
Gain (loss) on extinguishment of debt, net																																																38,726			$ 240,301	1,204,242	$ 156,574	251,392
Long-term debt			3,096,935																																													1,179,145				$ 1,179,145		3,096,935	2,863,271
Common stock trading volume, percent																																																				4.99%
Debt premium amount			1,731,167																																													$ 828,164				$ 828,164		1,731,167	975,834
Conversion price, per share																																																$ 0.0084	$ 0.02			$ 0.0084
Net cash proceeds of convertible debt																																																				$ 1,236,000	2,385,781	2,890,080	1,634,500
Amortization of debt discount																																																				363,420	$ 628,066	853,459	1,969,514
Embedded derivative, fair value of embedded derivative liability			371,532																																													$ 11,097				11,097		371,532	877,403
Net cash proceeds from convertible promissory note																																																							20,000
Debt instrument, unamortized discount			277,733																																													25,162				25,162		277,733	445,594
Eagle Equities, LLC [Member] | October Note [Member]
Convertible debt principal amount			200,000																																																			200,000
Accrued interest			10,608																																																			10,608
Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest			7,773																																																			7,773
Eagle Equities, LLC [Member] | January Eagle Back End Note [Member]
Convertible debt principal amount			230,000																																																			230,000
Accrued interest			20,475																																																			20,475
Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount			220,500																																																			220,500
Accrued interest			17,447																																																			17,447
Eagle Equities, LLC [Member] | March Eagle Back End Note [Member]
Accrued interest			18,625																																																			18,625
Eagle Equities, LLC [Member] | August Eagle Back End Note [Member]
Convertible debt principal amount			200,000																																																			200,000
Accrued interest			12,712																																																			12,712
Eagle Equities, LLC [Member] | October Eagle Back-End Note [Member]
Convertible debt principal amount			200,000																																																			200,000
Accrued interest			9,074																																																			9,074
Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																																284,990				284,990
May 2015 Securities Purchase Agreement [Member]
Accrued interest																																																							$ 15,091
Debt conversion of converted shares																																																							137,348
May 2015 Securities Purchase Agreement [Member] | Lender [Member]
Promissory notes redemption																																													$ 430,000	$ 430,000	$ 352,500
Debt conversion of converted amount																																											$ 620,000												$ 162,500
May 2015 Securities Purchase Agreement [Member] | Nine Convertible Promissory Notes [Member]
Convertible debt principal amount																																																										$ 782,500
Initial Securities Purchase Agreement and Debenture [Member] | Delafield Investments Limited [Member]
Convertible debt principal amount																																												$ 4,350,000
Debt conversion of converted amount																																																						380,090
Accrued interest			8,250																																																			8,250
Purchaser for investment amount																																												$ 4,000,000
Debt instrument, interest rate, stated percentage																																												5.00%
Warrant term																																												4 years
Warrants to purchase of common stock, shares																																												104,762
Warrants exercise price per share																																												$ 3.00
Convertible debenture																	$ 340,181	$ 340,181																																					720,271
Derivative liability of convertible debenture																																																							252,303
Gain (loss) on extinguishment of debt, net																	199,339
Additional Issuance Agreement [Member]
Long-term debt																																										$ 150,000
Debt original issue discount, rate																																										5.00%
Additional Issuance Debenture [Member]
Convertible debt principal amount																																										$ 165,000
Accrued interest			8,250																																																			8,250	8,250
Convertible debenture			165,000																																																			165,000	165,000
Derivative liability of convertible debenture																																																							54,727
December 2016 Letter Agreement [Member]
Convertible debt principal amount																																																									$ 150,000
Accrued interest																	$ 16,899	$ 16,899																																					6,937
Debt instrument, interest rate, stated percentage																																																									8.00%
Warrant term																		2 years
Warrants to purchase of common stock, shares																	104,000	104,000																																							960,000
Warrants exercise price per share																	$ 12.50	$ 12.50
Convertible debenture																	$ 150,000	$ 150,000																																					150,000
October 31, 2016 Securities Purchase Agreement [Member] | October 2016 Eagle Note [Member]
Accrued interest																																																							4,509
October 31, 2016 Securities Purchase Agreement [Member] | October 2016 Eagle Back-End Note [Member]
Accrued interest																																																							1,732
October 31, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																									$ 100,000
Debt instrument, interest rate, stated percentage																																									8.00%
Debt maturity date																																									Jun. 30, 2017
Common stock trading volume, percent																																									60.00%
Payment of notes receivable																																	$ 100,000
Legal fees																																	5,000
Proceed from note receivable net																																	95,000
Debt premium amount																																$ 66,667	66,667
December 12, 2016 Securities Purchase Agreement [Member]
Accrued interest			8,296																																																			8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																						$ 100,000
Accrued interest			9,775																																																			9,775
Debt instrument, interest rate, stated percentage																																						8.00%
Convertible debenture			100,000																																																			$ 100,000
Debt maturity date																																						Dec. 12, 2017
Common stock trading volume, percent																																						60.00%
Payment of notes receivable																																100,000
Legal fees																																5,000
Proceed from note receivable net																																95,000
Debt premium amount																																$ 66,667	$ 66,667					$ 66,667
Debt instrument, default, interest rate																																																						24.00%
Debt instrument, term																																						1 year
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest			8,296																																																			$ 8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 21 Eagle Back End Note [Member]
Accrued interest			5,656																																																			5,656
December 21, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																					$ 157,500
Debt instrument, interest rate, stated percentage																																					8.00%
Debt maturity date																																					Dec. 21, 2017
Common stock trading volume, percent																																					60.00%
Payment of notes receivable																															$ 157,500
Legal fees																															7,500
Proceed from note receivable net																															150,000
Debt premium amount																															105,000
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																													$ 190,000							$ 230,000
Accrued interest			14,988																																																			14,988
Debt instrument, interest rate, stated percentage																																				8.00%
Debt maturity date																																				Sep. 27, 2017
Common stock trading volume, percent																																				60.00%
Payment of notes receivable																															$ 40,000
Legal fees																													$ 11,250
Debt premium amount			153,333																																	$ 153,333																		$ 153,333
Debt instrument, default, interest rate																																																						24.00%
Debt instrument, term																																				1 year
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																		$ 220,500
Accrued interest			20,061																																																			$ 20,061
Debt instrument, interest rate, stated percentage																																		8.00%
Debt maturity date																																		Mar. 01, 2018
Common stock trading volume, percent																																		60.00%
Payment of notes receivable																												$ 220,500
Legal fees																												10,500
Proceed from note receivable net																												$ 210,000
Debt premium amount			147,000																															$ 147,000																				147,000
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																																220,500				220,500
Accrued interest																																																18,625				$ 18,625
August 9, 2017 Securities Purchase Agreement [Member] | August Note [Member]
Convertible debt principal amount			80,000																																																			80,000
Accrued interest			6,661																																																			6,661
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																										$ 200,000
Debt conversion of converted amount																																																						120,000
Debt instrument, interest rate, stated percentage																										8.00%
Debt maturity date																										Aug. 08, 2018
Common stock trading volume, percent																										60.00%
Payment of notes receivable																								$ 200,000
Legal fees																								10,000
Proceed from note receivable net																								$ 190,000
Debt premium amount			133,333																							$ 133,333																												$ 133,333
Debt instrument, default, interest rate																																																				24.00%		24.00%
Debt instrument, term																										1 year
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																						$ 200,000
Debt instrument, interest rate, stated percentage																						8.00%
Debt maturity date																						Jun. 25, 2018
Common stock trading volume, percent																						60.00%
Payment of notes receivable																					$ 200,000
Legal fees																					10,000
Proceed from note receivable net																					190,000
Debt premium amount																					133,333	$ 133,333
Debt instrument, default, interest rate																																																						24.00%
Conversion price, per share																						$ 0.001
Net cash proceeds of convertible debt																					$ 190,000
Debt instrument, term																						1 year
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																			$ 532,435	$ 532,435
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt conversion of convertible debt amount																				25,354
Amortization of debt discount																				507,081
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																																247,445				$ 247,445
Accrued interest																																																24,241				24,241
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount			532,435																$ 532,435	$ 532,435																												284,990				284,990		$ 532,435
Accrued interest			21,006																																													26,840				26,840		21,006
Debt instrument, interest rate, stated percentage																			8.00%	8.00%
Debt maturity date																			Dec. 29, 2018
Common stock trading volume, percent																			60.00%
Debt premium amount			354,956																$ 354,956	$ 354,956																																		$ 354,956
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Convertible debt principal amount					$ 150,000
Accrued interest					$ 368
Debt instrument, interest rate, stated percentage					8.00%
Debt maturity date					Jun. 14, 2019
Common stock trading volume, percent					60.00%
Debt premium amount					$ 70,000
December 29, 2017 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Debt original issue discount, rate					10.00%
Common stock trading volume, percent					50.00%
Percentage of outstanding shares of common stock					4.99%
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount					$ 105,000																																											105,000				105,000
Accrued interest																																																5,199				$ 5,199
Debt instrument, default, interest rate																																																						24.00%
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Convertible debt principal amount					$ 5,000
Debt instrument, interest rate, stated percentage					8.00%
Debt original issue discount, rate					10.00%
Debt maturity date					Jun. 14, 2019
Common stock trading volume, percent					60.00%
Debt premium amount					$ 70,000
Debt instrument, default, interest rate																																																				24.00%
Percentage of outstanding shares of common stock					4.99%
June 14, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Common stock trading volume, percent					50.00%
December 12, 2016, December 21, 2016, January 27, 2017, and March 1, 2017 and August 9, 2017, October 25, 2017, December 29, 2017 and the June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount			1,867,935																																													933,445				$ 933,445		$ 1,867,935
Accrued interest			107,726																																													52,505				52,505		107,726
May 26, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | 8% Convertible Redeemable Junior Subordinated Promissory Note [Member]
Convertible debt principal amount																														$ 160,000
Accrued interest			7,499																																																			7,499
Debt instrument, interest rate, stated percentage																														8.00%
Debt maturity date																														May 26, 2018
Common stock trading volume, percent																														62.00%
Debt premium amount																														$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount															$ 160,000
Accrued interest			8,169																																																			8,169
Debt maturity date																											Mar. 24, 2018
Legal fees															8,000
Proceed from note receivable net															152,000
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note [Member]
Convertible debt principal amount																											$ 160,000
Accrued interest			8,169																																																			8,169
Debt instrument, interest rate, stated percentage																											8.00%
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July GS Back-End Note [Member]
Convertible debt principal amount			35,000																								$ 160,000																					35,000				35,000		35,000
Accrued interest			1,281																																													1,281				1,281		1,281
Debt instrument, interest rate, stated percentage																											8.00%
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note and July 2017 GS Back-End Note [Member]
Debt maturity date		Jul. 24, 2018
Common stock trading volume, percent		62.00%
Debt premium amount		$ 98,065													$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 Eagle Note [Member]
Accrued interest			1,169																																																			$ 1,169
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount													$ 160,000
Debt maturity date																							Mar. 24, 2018
Legal fees													8,000
Proceed from note receivable net													152,000
Debt instrument, default, interest rate																																																						24.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note [Member]
Convertible debt principal amount			130,000																				$ 160,000																									130,000				130,000		$ 130,000
Debt conversion of converted amount			30,000																																																			30,000
Accrued interest			1,289																																													9,177				9,177		1,289
Debt instrument, interest rate, stated percentage																							8.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 Back-End Note [Member]
Convertible debt principal amount																							$ 160,000
Debt instrument, interest rate, stated percentage																							8.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note and September 2017 GS Back-End Note [Member]
Debt maturity date																							Sep. 12, 2018
Common stock trading volume, percent																							62.00%
Debt premium amount													$ 98,065
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September Back-End Note [Member]
Convertible debt principal amount			160,000																																																			160,000
Accrued interest			4,313																																																			$ 4,313
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount						$ 106,000
Debt maturity date										Nov. 23, 2018
Legal fees						5,300
Proceed from note receivable net						100,700
Debt instrument, default, interest rate																																																						24.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note [Member]
Convertible debt principal amount			106,000							$ 106,000																																						106,000				106,000		$ 106,000
Accrued interest			2,300																																													2,765				2,765		2,300
Debt instrument, interest rate, stated percentage										8.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Back-End Note [Member]
Convertible debt principal amount			106,000							$ 106,000																																						106,000				106,000		106,000
Accrued interest			697																																													4,740				4,740		697
Debt instrument, interest rate, stated percentage										8.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note and March 2018 GS Back-End Note [Member]
Debt maturity date										Mar. 23, 2019
Common stock trading volume, percent										62.00%
Debt premium amount						$ 64,968
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Debt instrument, default, interest rate									24.00%
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note [Member]
Convertible debt principal amount	$ 150,000		150,000						$ 150,000																																							150,000				150,000		150,000
Accrued interest			2,564																																													8,429				8,429		2,564
Debt instrument, interest rate, stated percentage									8.00%
Legal fees	7,500
Proceed from note receivable net	$ 142,500
Debt premium amount									$ 95,902
Number of stock reserved for conversion									7,684,000
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Back-End Note [Member]
Convertible debt principal amount									$ 150,000																																							150,000				150,000
Accrued interest																																																1,606				1,606
Debt instrument, interest rate, stated percentage									8.00%
Debt premium amount									$ 95,902
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note and April 2018 GS Back-End Note [Member]
Debt maturity date									Apr. 13, 2019
Common stock trading volume, percent									61.00%
May 26, 2017, July 24, 2017, September 21, 2017, March 23, 2018 and April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount			687,000																																													212,000				212,000		687,000
Accrued interest			19,877																																													9,851				9,851		19,877
November 2016 Consulting Agreement [Member]
Convertible debt principal amount																																							$ 250,000	$ 250,000
Debt instrument, interest rate, stated percentage																																							10.00%	10.00%
Debt instrument, term																																							2 years
November 2016 Consulting Agreement [Member] | First Convertible Note [Member]
Convertible debt principal amount			19,639																																				$ 250,000	$ 250,000														19,639	27,500
Accrued interest																																																							1,664
Common stock trading volume, percent																																								65.00%
Conversion price, per share																																							$ 2.50	$ 2.50
Embedded derivative, fair value of embedded derivative liability																																							$ 255,757	$ 255,757
November 2016 Consulting Agreement [Member] | Second Convertible Note [Member]
Convertible debt principal amount																																			$ 250,000
Accrued interest			31,021																																																			31,021
Common stock trading volume, percent																																			65.00%
Conversion price, per share																																			$ 2.50
Embedded derivative, fair value of embedded derivative liability																																			$ 409,416
August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount			170,000																						$ 310,000																							9,000				9,000		170,000
Accrued interest			14,335																																													18,188				18,188		14,335
Debt instrument, interest rate, stated percentage																									10.00%
Debt maturity date																									Aug. 10, 2019
Common stock trading volume, percent																									65.00%
Debt instrument, default, interest rate																									18.00%
Conversion price, per share																									$ 1.50
Embedded derivative, fair value of embedded derivative liability																									$ 578,212
Accrued expenses			155,000																																													155,000				155,000		155,000	155,000
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount			140,000																																																			140,000
Debt conversion of converted amount																																																				161,000
Accrued interest			10,764																																													19,418				19,418		10,764
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member]
Convertible debt principal amount			153,000													$ 153,000																																153,000				153,000		153,000
Accrued interest			5,332																																													$ 6,120				$ 6,120		5,332
Debt instrument, interest rate, stated percentage																8.00%
Derivative liability of convertible debenture																$ 180,251
Debt maturity date																Jan. 22, 2019
Common stock trading volume, percent																65.00%
Legal fees														$ 2,500
Proceed from note receivable net														153,000
Conversion price, per share																$ 0.065
Percentage of outstanding shares of common stock																4.99%
Diligence fees														500
Net cash proceeds from convertible promissory note														$ 150,000
Debt instrument market price per share																$ 0.10
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member] | July 21, 2018 [Member]
Common stock trading volume, percent																150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member]
Convertible debt principal amount			53,000									$ 53,000																																										53,000
Accrued interest			1,359																																																			1,359
Debt instrument, interest rate, stated percentage												8.00%
Derivative liability of convertible debenture												$ 65,231
Debt maturity date												Mar. 05, 2019
Common stock trading volume, percent												65.00%
Legal fees											$ 2,500
Proceed from note receivable net											53,000
Conversion price, per share												$ 0.065
Percentage of outstanding shares of common stock												4.99%
Diligence fees											500
Net cash proceeds from convertible promissory note											$ 50,000
Debt instrument market price per share												$ 0.10
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member] | September 1, 2018 [Member]
Common stock trading volume, percent												150.00%
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member]
Convertible debt principal amount			53,000					$ 53,000																																														53,000		$ 53,000
Accrued interest			174																																																			174		$ 1,696
Debt instrument, interest rate, stated percentage								8.00%
Derivative liability of convertible debenture								$ 33,744
Debt maturity date								May 05, 2019
Common stock trading volume, percent								65.00%
Legal fees							$ 2,500
Proceed from note receivable net							53,000
Conversion price, per share								$ 0.065
Percentage of outstanding shares of common stock								4.99%
Diligence fees							500
Net cash proceeds from convertible promissory note							$ 50,000
Debt instrument market price per share								$ 0.10
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member] | November 11, 2018 [Member]
Common stock trading volume, percent								150.00%
Finance Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member]
Convertible debt principal amount			113,000	$ 113,000																																																		113,000
Accrued interest			124																																																			124
Debt instrument, interest rate, stated percentage				8.00%
Debt maturity date				Jun. 26, 2019
Common stock trading volume, percent				50.00%
Legal fees				$ 3,000
Debt premium amount				$ 60,846
Debt instrument, default, interest rate				18.00%
Amortization of debt discount																																																						853,459	1,958,515
Percentage of outstanding shares of common stock				4.99%
Net cash proceeds from convertible promissory note				$ 110,000
Debt Instrument, description				The June 2018 JSJ Note may be prepaid until December 23, 2018. If the June 2018 JSJ Note is prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note is prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note is prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.
Debt instrument, unamortized discount			$ 543,744																																																			$ 543,744	$ 650,000
Finance Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member] | December 23, 2018 [Member]
Common stock trading volume, percent				65.00%